COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

30.  COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2019, the Company has the following commitments to purchase certain computer and network equipment and construction-in-progress:

	RMB	US$
2020	225,511	32,393
2021 and thereafter	—	—
	225,511	32,393

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2019, the Company has outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2020	600,571	86,267
2021	60,602	8,705
2022	44,968	6,459
2023	206	30
2024 and thereafter	2,068	297
	708,415	101,758

Managed Network Services

As of December 31, 2019, the Company was still in the process of negotiation with the seller of the Managed Network Entities on the quality assessment of the fiber optic network subsequent to the completion of construction. As this is a pending event subsequent to the acquisition which is unrelated to the original acquisition, the Company concluded that the accounting for any settlement should be separated from that of the business combination. Based on the Company’s best estimate, the fair value of the related contingent consideration in shares of RMB47,755, as determined based on the remeasured amount of December 31, 2012, is accrued as a contingent payable pursuant to ASC 450, Contingencies. The Company is negotiating with the seller of the Managed Network Entities to come to an agreement on the quality assessment of the fiber optic network as of December 31, 2019 and the Company’s estimate of the contingent payable remains unchanged.

Income Taxes

As of December 31, 2019, the Company has recognized an accrual of RMB2,443  (US$351) for unrecognized tax benefits and its interest (Note 22). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.

Securities Litigation

In 2014, the Company and certain of its officers and directors were named as defendants in two putative securities class actions filed in U.S. federal district courts in Texas, the complaints in both actions alleged that certain of the Company’s financial statements and other public disclosures contained misstatements or omissions and asset claims under the U.S. securities laws. In 2016, the Company filed a motion to dismiss the complaint and in 2017, the magistrate judge issued a report and recommendation to deny the Company’s motion to dismiss.

On April 9, 2018, the lead plaintiff of the putative class action filed an unopposed motion for preliminary approval of class action settlement, requesting that, among others, the Court preliminarily approve a settlement agreement that the parties reached to settle the case for RMB58,808. The unopposed motion for preliminary approval is currently pending before the Court. The Company assessed that the settlement is probable and recorded an estimated loss after deduction of insurance claim of RMB10,007 within accrued expenses and other payables in the consolidated balance sheets as of December 31, 2017. On November 9, 2018, the Court approved the settlement and issued final judgment, ending the case. The Company has paid the settlement amount as of December 31, 2018.

Operating litigation

In March 2019, a third-party supplier filed a lawsuit against the Company, alleging that the Company had not fully fulfilled its obligations under a network infrastructure cooperation agreement entered into in 2013. As this legal proceeding remains in preliminary stage, the Company’s management is unable to estimate the likelihood of an unfavorable outcome or the amount or range of any potential loss.